UNITED STATES
                SECURITIES AND EXCHANGE COMMISSION
                      Washington, D.C.  20549

                             FORM 13F

                       FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2005

Check here if Amendment  [   ] ; Amendment Number: _______
This Amendment (Check only one):[   ] is a restatement.
					  [   ]adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:		Pin Oak Investment Advisors, Inc.
Address:	510 Bering
		Suite 100
		Houston, Texas  77057

13F File Number:	28-05631

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:	J. Barrett Rouse
Title:	President
Phone:	713-871-8300

Signature, Place, and Date of Signing:

J. Barrett Rouse	Houston, Texas	   May 4, 2005

Report Type (Check only one.):

[ X ] 13F HOLDINGS REPORT.

[   ] 13F NOTICE.

[   ] 13F COMBINATION REPORT.

Report Summary:


Number of Other Included Managers:	0

Form 13F Information Table Entry Total:	59

Form 13F Information Table Value Total: $126,905

List of Other Included Managers:	None

                                                                  FORM 13F INFORMATION TABLE
                                                           VALUE   SHARES/  SH/ PUT/ INVSTMT    OTHER          VOTING AUTHORITY
        NAME OF ISSUER          TITLE OF CLASS    CUSIP   (x$1000) PRN AMT  PRN CALL DSCRETN   MANAGERS     SOLE    SHARED    NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
1/100 Berkshire Hthwy          COM              084670991     2262     2600 SH       SOLE                     2600
Abbott Labs                    COM              002824100     1217    26107 SH       SOLE                    26107
Alliance Cap Mgmt              COM              01855A101     3904    82800 SH       SOLE                    82800
Altria Group Inc               COM              718154107      401     6126 SH       SOLE                     6126
Amer Standard Co               COM              029712106     3200    68840 SH       SOLE                    68840
American Express               COM              025816109     3887    75673 SH       SOLE                    75673
American Intl Group            COM              026874107     2409    43484 SH       SOLE                    43484
Anheuser Busch                 COM              035229103     2343    49450 SH       SOLE                    49450
Applied Materials              COM              038222105     1578    97110 SH       SOLE                    97110
Auto Data Processing           COM              053015103     1760    39150 SH       SOLE                    39150
BP PLC ADR                     COM              055622104     3157    50589 SH       SOLE                    50589
Bank of America                COM              060505104     3859    87502 SH       SOLE                    87502
Berkshire Hathaway             COM              084670207     4018     1407 SH       SOLE                     1407
Bristol Myers Squibb           COM              110122108      359    14100 SH       SOLE                    14100
Buckeye Ptnrs LP               COM              118230101     1771    38800 SH       SOLE                    38800
Cardinal Health Inc            COM              14149Y108      237     4250 SH       SOLE                     4250
Cendant Corp                   COM              151313103     2183   106300 SH       SOLE                   106300
ChevronTexaco                  COM              166764100     1393    23893 SH       SOLE                    23893
Cisco Systems Inc              COM              17275R102     1376    76921 SH       SOLE                    76921
Citigroup                      COM              172967101     3156    70223 SH       SOLE                    70223
Coca Cola                      COM              191216100     1583    37983 SH       SOLE                    37983
Colgate-Palmolive              COM              194162103     2945    56450 SH       SOLE                    56450
Compass Bancshares             COM              20449H109      261     5757 SH       SOLE                     5757
Dell Inc                       COM              247025109     1087    28301 SH       SOLE                    28301
Exxon Mobil Corp               COM              30231G102     6444   108124 SH       SOLE                   108124
First Data Corp                COM              319963104     3058    77789 SH       SOLE                    77789
GATX Corporation               COM              361448103     2026    61050 SH       SOLE                    61050
General Electric               COM              369604103     3682   102095 SH       SOLE                   102095
Gillette                       COM              375766102     1164    23050 SH       SOLE                    23050
Harley Davidson Inc            COM              412822108     1818    31467 SH       SOLE                    31467
Home Depot Inc                 COM              437076102     4012   104927 SH       SOLE                   104927
Intel                          COM              458140100     3415   146999 SH       SOLE                   146999
Intl Business Mach             COM              459200101      749     8194 SH       SOLE                     8194
Iron Mountain Inc              COM              462846106     2512    87100 SH       SOLE                    87100
Johnson & Johnson              COM              478160104     5024    74811 SH       SOLE                    74811
Kinder Morgan Mgmt             COM              49455U100     1711    42150 SH       SOLE                    42150
Legg Mason Inc                 COM              524901105      264     3375 SH       SOLE                     3375
Liberty Media                  COM              530718105      953    91900 SH       SOLE                    91900
Magellan Prtnrs LP             COM              559080106      357     5850 SH       SOLE                     5850
Merck                          COM              589331107     1070    33052 SH       SOLE                    33052
Microsoft Corp                 COM              594918104     1348    55781 SH       SOLE                    55781
Mohawk Industries              COM              608190104     2721    32275 SH       SOLE                    32275
Moodys Corp                    COM              615369105     3722    46030 SH       SOLE                    46030
Nokia Corp ADR                 COM              654902204      256    16600 SH       SOLE                    16600
Pepsico                        COM              713448108     4509    85033 SH       SOLE                    85033
Pfizer                         COM              717081103     3595   136837 SH       SOLE                   136837
Procter & Gamble Co            COM              742718109     2299    43386 SH       SOLE                    43386
Qualcomm Inc                   COM              747525103     1061    28976 SH       SOLE                    28976
Royal Dutch Pet ADR            COM              780257804     3537    58915 SH       SOLE                    58915
Southwest Airlines             COM              844741108      191    13423 SH       SOLE                    13423
Southwest Bank of Tx           COM              84476R109      333    18148 SH       SOLE                    18148
Sysco Corp                     COM              871829107     3404    95070 SH       SOLE                    95070
T Rowe Price Grp               COM              74144T108     1888    31800 SH       SOLE                    31800
Time Warner Inc                COM              887317105      219    12462 SH       SOLE                    12462
Tyco Intl Ltd New              COM              902124106      507    15000 SH       SOLE                    15000
VISX Inc                       COM              92844S105     1483    63275 SH       SOLE                    63275
Walmart                        COM              931142103     4011    80046 SH       SOLE                    80046
Washington Mutual              COM              939322103     2344    59350 SH       SOLE                    59350
Weingarten Realty              COM              948741103      871    25231 SH       SOLE                    25231